Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2019
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

	Year Ended September 30,
	2019	2018	2017
Numerator:
Net income	$479,446	$354,396	$436,826
Net income and dividends attributable to participating restricted shares	(3,295)	(2,650)	(3,517)

Numerator for basic earnings per common share	$476,151	$351,746	$433,309

Undistributed income allocated to participating restricted shares	2,252	1,617	2,512
Undistributed income reallocated to participating restricted shares	(2,240)	(1,603)	(2,488)

Numerator for diluted earnings per common share	$476,163	$351,760	$433,333

Denominator:
Weighted average number of shares outstanding — basic	137,418	142,422	146,017
Weighted average number of participating restricted shares	(944)	(1,065)	(1,176)

Weighted average number of common shares — basic	136,474	141,357	144,841

Effect of dilutive stock options granted	691	1,282	1,414
Weighted average number of common shares — diluted	137,165	142,639	146,255

Basic earnings per common share	$3.49	$2.49	$2.99

Diluted earnings per common share	$3.47	$2.47	$2.96